Share Class & Ticker	Institutional GEOSX	Investor EEOFX

Essex Environmental Opportunities Fund Summary Prospectus December 29, 2019

Before You Invest

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.essexfunds.com. You can also get this information at no cost by calling 800-700-9929 or by sending an e-mail request to Fulfillment@ultimusfundsolutions.com. This Summary Prospectus incorporates by reference the Fund’s entire prospectus and SAI, each dated December 29, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at 1-800-700-9929. If you hold your account with a financial intermediary, you will need to contact that intermediary to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Investment Objective

The investment objective of the Essex Environmental Opportunities Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	NONE	0.25%
Other Expenses	3.22%	3.22%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	3.99%	4.24%
Fee Waiver and/or Expense Reimbursement[2]	(2.98)%	(2.98)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)[3]	1.01%	1.26%

[1]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

[2]

The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% through December 31, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

[3]

The total annual fund operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights. The financial highlights do not include AFFE and the fee waiver/expense reimbursement in this fee table is based on the expense cap that became effective on November 13, 2018, which was not in effect for the Fund’s full fiscal year ended August 31, 2019.

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC ● 125 HIGH STREET, 18TH FLOOR ● BOSTON, MA 02110

Summary Prospectus December 29, 2019

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 year	5 year	10 year
Institutional Class	$103	$644	$1,524	$3,805
Investor Class	$128	$720	$1,646	$4,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing globally in equity securities of companies that Essex Investment Management Company, LLC (the “Adviser”) believes provide leading clean and new energy technologies, and other solutions that enable sustainability. The Adviser uses its proprietary Global Environmental Opportunities Strategy (GEOS) to identify companies that are pursuing natural resource optimization and are engaged in finding energy efficiency solutions, lessening dependence on fossil fuels and limiting greenhouse gasses. The Fund invests in companies across all market capitalizations.

Under normal circumstances, the Fund invests at least 80% of its net assets in companies identified by the Adviser’s GEOS strategy that are engaged in at least one of the following nine “environmental investment themes”: 1) Agricultural Productivity & Clean Fuels; 2) Clean Technology & Efficiency; 3) Efficient Transport; 4) Environmental Finance; 5) Power Technology; 6) Power Merchants & Generation; 7) Renewable Energy; 8) Low Carbon Commerce; and 9) Water. These themes are described more fully in the “Additional Information About the Fund’s Principal Strategies and Related Risks”.

The Adviser focuses the Fund’s investments in companies that it identifies (using its GEOS strategy) that have strong growth potential.

The Adviser actively follows approximately 100 stocks out of a universe of approximately 600 eligible stocks. Eligible stocks have a market capitalization of at least $100 million and generate at least 25% of revenues from one or more of the GEOS “environmental investment themes.” In addition to the Adviser’s environmental assessment, the Adviser ranks the universe of stocks according to a number of factors including but not limited to 1) growth in revenues, earnings and free cash flow; 2) valuation; 3) balance sheet strength; and 4) capital efficiency. The Adviser also attempts to diversify the portfolio across geographies, industries, and environmental themes. The Fund will typically hold 35-45 stocks at any given time.

Equity securities in which the Fund may invest include common stocks and preferred stocks. The Fund may invest in foreign companies either directly or through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

●

Market Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.

●

Growth Style Risk. Growth stocks may trade at a higher multiple of current earnings than other stocks, and the prices of growth stocks may be more sensitive to changes in current and expected earnings than the values of other stocks. Growth stocks may fall out of favor with investors and underperform value stocks during given periods.

●

Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC ● 125 HIGH STREET, 18TH FLOOR ● BOSTON, MA 02110

Summary Prospectus December 29, 2019

●

Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●

Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

●

Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could prevent the Fund from selling a foreign security at an advantageous time or price.

●

Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

●

Thematic Risk. Because the Adviser’s GEOS criteria exclude securities of certain issuers for non-financial reasons, the Fund may forego some market opportunities available to funds that do not follow the environmental themes inherent in the GEOS strategy. Companies meeting the Fund’s environmental theme guidelines may be out of favor in particular market cycles and perform less well than the market as a whole. Companies meeting the Fund’s environmental theme guidelines may be thinly capitalized, dependent on government subsidies, or engaged in the development of new technologies, such that they may face a greater risk of business failure.

●

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Institutional Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Institutional Class Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were:

Highest Quarter: 9/30/2018 5.86%
Lowest Quarter: 12/31/2018 (18.22)%

The year-to-date return through September 30, 2019 for the Institutional Class shares of the Fund was 20.21%.

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC ● 125 HIGH STREET, 18TH FLOOR ● BOSTON, MA 02110

Summary Prospectus December 29, 2019

Average Annual Total Returns (for periods ended 12/31/2018)

Essex Environmental Opportunities Fund – Institutional Class	One Year	Since Inception (09/01/2017)(1)
Before Taxes	(15.60)%	(9.85)%
After Taxes on Distributions	(15.60)%	(9.85)%
After Taxes on Distributions and Sale of Fund Shares	(9.24)%	(7.48)%
Essex Environmental Opportunities Fund – Investor Class
Before Taxes	(15.79)%	(10.01)%
MSCI World Index(2) (reflects no deduction for fees, expenses, or U.S. taxes)	(8.71)%	(1.38)%

(1)	Institutional Class and Investor Class shares commenced operations on September 1, 2017.

(2)

The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Institutional Class only and will vary for the Investor Class. The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-700-9929.

Portfolio Management

Investment Adviser

Essex Investment Management Company, LLC

Portfolio Managers

●	William H. Page, Senior Vice President & Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception in September 2017.

●	Robert J. Uek, CFA, Co-Chief Executive Officer & Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception in September 2017.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
Institutional Class $100,000 Investor Class $2,000 Minimum Additional Investment None	By Mail:	Essex Environmental Opportunities Fund c/o: Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707
	By Phone:	(800) 700-9929

You may sell or redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC ● 125 HIGH STREET, 18TH FLOOR ● BOSTON, MA 02110